Condensed financial information of Deswell Industries, Inc. (Tables)	12 Months Ended
Mar. 31, 2013
Condensed financial information of Deswell Industries, Inc. [Abstract]
Condensed Balance Sheet

Balance sheets

	March 31,
	2012	2013
Assets

Current assets:
Cash and cash equivalents	$452	$393
Prepaid expenses and other current assets	28	81
Amounts due from subsidiaries	53,878	47,122
Total current assets	54,358	47,596
Investments in subsidiaries	53,491	54,603
Property, plant and equipment-net	317	230
Total assets	$108,166	$102,429

Liabilities and shareholders' equity
Current liabilities:
Accrued expenses	$138	$853
Other liabilities	15	-
Dividend payable	324	-
Total current liabilities	477	853
Total shareholders' equity	107,689	101,576
Total liabilities and shareholders' equity	$108,166	$102,429

Condensed Income Statement

Statements of operations and comprehensive loss

	Year ended March 31,
	2011	2012	2013
Equity in earnings (loss) of subsidiaries	$(6,049)	$924	$394
Operating expenses	2,066	2,385	2,385
Other income, net	1	-	-
Loss before income taxes	(8,114)	(1,461)	(1,991)
Income taxes	-	-	-
Net loss	(8,114)	(1,461)	(1,991)
Unrealized gain (loss) on available-for-sale securities	-	(746)	718
Total comprehensive loss	$(8,114)	$(2,207)	$(1,273)

Condensed Cash Flow Statement

Statements of cash flows

	Year ended March 31,
	2011	2012	2013
Cash flows from operating activities
Net loss	$(8,114)	$(1,461)	$(1,991)
Adjustments to reconcile net loss to net cash provided by operating activities:
Equity in earnings (loss) of subsidiaries	6,049	(924)	(394)
Depreciation	48	71	87
Stock-based compensation expenses	-	384	-
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(48)	48	(53)
Amounts due from subsidiaries	2,602	4,667	6,756
Accrued expenses	200	(62)	715
Other liabilities	(163)	(55)	(15)
Net cash provided by operating activities	574	2,668	5,105

Cash flows from investing activities
Purchase of property, plant and equipment	(110)	(114)	-
Net cash used in investing activities	(110)	(114)	-

Cash flows from financing activities
Dividends paid	(810)	(2,430)	(5,357)
Exercise of stock options	6	4	1,295
Repurchase of common stock	-	-	(1,102)
Net cash used in financing activities	(804)	(2,426)	(5,164)

Net increase (decrease) in cash and cash equivalents	(340)	128	(59)
Cash and cash equivalents, beginning of year	664	324	452
Cash and cash equivalents, end of year	$324	$452	$393